Derivative Instruments - Net Realized and unrealized gains (losses) on derivative instruments (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Net realized and unrealized gains (losses) on derivative instruments	$ (3,622)	$ 16,521	$ 53,123	$ 29,886	$ 7,798
Derivatives not designated as hedging instruments | Investment related derivatives
Derivative [Line Items]
Interest rate exposure	781	9,637	(2,347)	15,959	5,065
Foreign exchange exposure	(670)	(1,362)	(1,542)	3,351	(948)
Credit exposure	(163)	82	(2,537)	400	(4,052)
Financial market exposure	(1,010)	3,041	(2,190)	411	6,302
Derivatives not designated as hedging instruments | Other non-investment derivatives
Derivative [Line Items]
Foreign exchange exposure	(1,181)	2,059	60,319	0	0
Credit exposure	(303)	1,346	1,375	0
Modified coinsurance funds withheld contract	(1,076)	1,718	45	2,741	(7,086)
Life Funds Withheld Assets
Derivative [Line Items]
Net realized and unrealized gains (losses) on derivative instruments	$ (236,080)	$ (229,367)	$ (151,691)	$ (488,222)	$ 0